Note 19 - Contract Balances, Performance Obligations and Contract Costs	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
Note
19
– Contract Balances, Performance Obligations and Contract Costs

Deferred Revenue
The following table presents the changes in the deferred revenue balance as follows:

Deferred Revenue
Balance at January 31, 2018	32,113
Recognition of previously deferred revenue	(27,252)
Deferral of revenue	29,423
Increases from business combinations, net	1,789
Effect of movements in foreign exchange	(982)
Balance at January 31, 2019	35,091
Recognition of previously deferred revenue	(30,580)
Deferral of revenue	37,408
Increases from business combinations, net	551
Effect of movements in foreign exchange	(407)
Balance at January 31, 2020	42,063
Current	41,143
Long-term	920

Performance Obligations
As of
January 31, 2020,
approximately
$216.9
million of revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. We expect to recognize revenue on approximately
80%
of these remaining performance obligations over the next
24
months with the balance recognized thereafter.

Contract Assets
The following table presents the changes in the contract assets balance as follows:

Contract Assets
Balance at January 31, 2018	–
Adjustment for adoption of ASC 606	495
Balance at February 1, 2018	495
Transfers to trade receivables from contract assets	(266)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	606
Effect of movements in foreign exchange	(23)
Balance at January 31, 2019	812
Transfers to trade receivables from contract assets	(490)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	791
Effect of movements in foreign exchange	(6)
Balance at January 31, 2020	1,107

Contract Costs
Capitalized contract costs net of accumulated amortization is
$9.8
million at
January 31, 2020 (
$7.3
million at
January 31, 2019).
Capitalized contract costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates.
The total contract cost amortization included in sales and marketing expenses was
$2.5
million and
$1.8
million for the years ended
January 31, 2020
and
January 31, 2019,
respectively. There was
no
impairment loss in relation to the costs capitalized during the years ended
January 31, 2020
and
January 31, 2019,
respectively.